Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,198,311)	(2,116,355)
State	(241,530)	(232,525)
Foreign	9,532	9,144
Change in valuation allowance	2,430,309	2,339,736
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013

Tax expense (benefit) at statutory rate	$(2,090,928)	$(4,184,174)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(148,758)	(297,680)
Non-deductible gain on warrant valuation adjustment	(156,011)	-
Non-deductible expenses on extinguishment of Senior Secured Notes	-	1,912,763
Income from foreign subsidiaries	16,616	22,746
Change in valuation allowance - United States	2,439,840	2,348,881
Other	(60,759)	197,464
Income tax expense (benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$24,919,846	$22,376,888
Net operating loss carryforwards - foreign	129,997	139,529
Excess of tax basis over book value of property and equipment	20,685	30,441
Excess of tax basis over book value of intangible assets	439,569	435,541
Stock-based compensation	3,447,183	3,396,235
Accrued employee compensation	37,736	186,791
Captialized equity costs	75,471	75,471
Inventory reserve	31,661	30,943
	29,102,148	26,671,839
Valuation allowance	(29,102,148)	(26,671,839)
Net deferred tax assets	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,768,716
2033	5,413,661
2034	6,682,860
Total	$66,038,028